Income (loss) per share - Summary of Income (Loss) per Share (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income (Loss) Per Share [Abstract]
Net income (loss)	€ (49,177)	€ (49,471)	€ (7,570)
Weighted average number of ordinary shares in circulation (in shares)	89,591,001	81,051,798	80,453,282
Basic income (loss) per share (in EUR per share)	€ (0.55)	€ (0.61)	€ (0.09)
Adjustment for share instruments (in shares)	0	0	0
Diluted income (loss) per share (in EUR per share)	€ (0.55)	€ (0.61)	€ (0.09)